11. LOSS PER COMMON SHARE	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
11. LOSS PER COMMON SHARE

Basic net loss per share attributable to common stockholders amounts are computed by dividing the net loss plus preferred stock dividends and deemed dividends on preferred stock by the weighted average number of shares outstanding during the period.